Financial Instruments (Details) - Schedule of Level 1 Financial Liabilities $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Level 1 [Member]
Schedule of Level 3 financial liabilities [Abstract]
Opening balance as of January	$ 396
Change in fair value of warrants issued to investors	(238)
Closing balance as of December	158
Level 3 [Member]
Schedule of Level 3 financial liabilities [Abstract]
Opening balance as of January	4,159
Change in fair value of warrants in connection with the IPO of Jeffs’ Brands	(1,017)
Closing balance as of December	$ 3,142